PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment
	2019	2018
Property and equipment:
Telecommunications fiber and equipment	$5,213,045	$3,274,045
Film production equipment	369,903	369,903
Office furniture and equipment	82,014	82,104
Leasehold improvements	18,679	18,679
	$5,683,641	$3,744,641
Accumulated depreciation	(1,066,061)	(697,699)
Property and equipment, net	$4,617,580	$3,046,942

	2018	2017
Property and equipment:
Telecommunications fiber and equipment	$3,274,045	3,274,045
Film production equipment	369,903	—
Office furniture and equipment	82,014	23,898
Leasehold improvements	18,679	—
Accumulated depreciation	(697,699)	(483,876)
Property and equipment, net	$3,046,942	2,814,067